Document and Entity Information	Nov. 18, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2022
Entity File Number	001-39228
Entity Registrant Name	Aeva Technologies, Inc.
Entity Central Index Key	0001789029
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3536151
Entity Address, Address Line One	555 Ellis Street
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	481-7070
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	AEVA
Security Exchange Name	NYSE
Warrants to purchase one share of common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock
Trading Symbol	AEVA.WS
Security Exchange Name	NYSE